Other Payables and Accrued Liabilities	6 Months Ended
Apr. 30, 2026
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities
11.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	April 30, 2026	October 31, 2025
Salary and welfare payable	$60,042	$49,095
Other tax payable	14,784	13,280
Other payables and accrued liabilities	629,584	385,358
Total	$704,410	$447,733